Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.691%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,873,363.64

Principal:
Principal Collections	$21,602,757.99
Prepayments in Full	$15,858,487.21
Liquidation Proceeds	$140,611.32
Recoveries	$200.00
Sub Total	$37,602,056.52
Collections	$40,475,420.16

Purchase Amounts:
Purchase Amounts Related to Principal	$188,634.73
Purchase Amounts Related to Interest	$778.80
Sub Total	$189,413.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,664,833.69

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,664,833.69
Servicing Fee	$828,134.41	$828,134.41	$0.00	$0.00	$39,836,699.28
Interest - Class A-1 Notes	$28,072.16	$28,072.16	$0.00	$0.00	$39,808,627.12
Interest - Class A-2a Notes	$216,441.67	$216,441.67	$0.00	$0.00	$39,592,185.45
Interest - Class A-2b Notes	$59,459.72	$59,459.72	$0.00	$0.00	$39,532,725.73
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$39,180,225.73
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$39,026,931.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,026,931.73
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$38,974,051.98
Second Priority Principal Payment	$3,635,289.84	$3,635,289.84	$0.00	$0.00	$35,338,762.14
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$35,299,136.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,299,136.81
Regular Principal Payment	$82,153,981.39	$35,299,136.81	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,664,833.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,635,289.84
Regular Principal Payment					$35,299,136.81
Total					$38,934,426.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$38,934,426.65	$176.65	$28,072.16	$0.13	$38,962,498.81	$176.78
Class A-2a Notes	$0.00	$0.00	$216,441.67	$0.79	$216,441.67	$0.79
Class A-2b Notes	$0.00	$0.00	$59,459.72	$0.59	$59,459.72	$0.59
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$38,934,426.65	$37.01	$902,272.63	$0.86	$39,836,699.28	$37.87

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$85,789,271.23	0.3892435	$46,854,844.58	0.2125900
Class A-2a Notes	$273,400,000.00	1.0000000	$273,400,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$917,519,271.23	0.8720588	$878,584,844.58	0.8350535

Pool Information
Weighted Average APR	3.443%	3.419%
Weighted Average Remaining Term	54.55	53.69
Number of Receivables Outstanding	43,293	42,203
Pool Balance	$993,761,292.61	$955,815,850.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$928,544,858.00	$892,843,981.39
Pool Factor	0.8838777	0.8501281

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$35,379,792.75
Yield Supplement Overcollateralization Amount	$62,971,869.16
Targeted Overcollateralization Amount	$92,730,062.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,231,005.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		130	$154,950.81
(Recoveries)		1	$200.00
Net Loss for Current Collection Period			$154,750.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1869%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0468%
Prior Collection Period			0.0704%
Current Collection Period			0.1905%
Four Month Average (Current and Prior Three Collection Periods)			0.0770%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		451	$255,761.85
(Cumulative Recoveries)			$200.00
Cumulative Net Loss for All Collection Periods			$255,561.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0227%

Average Realized Loss for Receivables that have experienced a Realized Loss			$567.10
Average Net Loss for Receivables that have experienced a Realized Loss			$566.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	304	$7,167,733.45
61-90 Days Delinquent	0.05%	23	$503,084.20
91-120 Days Delinquent	0.03%	8	$314,883.48
Over 120 Days Delinquent	0.00%	2	$46,262.30
Total Delinquent Receivables	0.84%	337	$8,031,963.43

Repossession Inventory:
Repossessed in the Current Collection Period		20	$563,299.80
Total Repossessed Inventory		24	$632,887.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0248%
Prior Collection Period			0.0716%
Current Collection Period			0.0782%
Three Month Average			0.0582%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0904%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer